Fair value measurements	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair value measurements

14. Fair value measurements

The Company records certain financial assets and liabilities at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, on fair value measurements. As defined in the guidance, fair value, defined as an exit price, represents the amount that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants. As a result, fair value is a market-based approach that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering these assumptions, the guidance defines a three-tier value hierarchy that prioritizes the inputs used in the valuation methodologies in measuring fair value.

•	Level 1—Unadjusted quoted prices in active, accessible markets for identical assets or liabilities.
•	Level 2—Other inputs that are directly or indirectly observable in the marketplace.
•	Level 3—Unobservable inputs that are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s material financial instruments at September 30, 2016 and December 31, 2015 consisted primarily of cash and cash equivalents, short-term investments, long-term debt and stock purchase warrant liabilities. The fair value of cash and cash equivalents, other current assets and accounts payable approximate their respective carrying values due to the short term nature of these instruments. The fair value of long-term debt approximates the carrying value due to variable interest rates that correspond to market rates. The Company has determined its short-term investments, comprised of certificates of deposit, corporate bonds and government bonds and agency obligations, to be Level 2 in the fair value hierarchy. The fair value was determined using a market approach, based on prices and other relevant information generated by market transactions involving similar assets. The short-term investments consist of investments with original maturity dates from date of acquisition of 90 to 365 days and are classified as available-for-sale. The Company has determined its stock purchase warrants liability to be Level 3 in the fair value hierarchy.

There were no significant transfers between Levels 1, 2 and 3 during the nine months ended September 30, 2016 and the year ended December 31, 2015.

The following tables summarize the fair value of financial assets and liabilities that are measured at fair value and the classification by level of input within the fair value hierarchy (in thousands):

	September 30, 2016
	Level 1	Level 2	Level 3	Recorded Value
Financial Assets:
Cash and money markets	$35,666	$—	$—	$35,666
Certificates of deposit	5,868	—	—	5,868
Government bonds	2,499	—	—	2,499
Agency obligations	—	8,530	—	8,530
Corporate bonds	—	4,356	—	4,356

Total financial assets	$44,033	$12,886	$—	$56,919

Financial Liabilities:
Stock purchase warrants	$—	$—	$251	$251

	December 31, 2015
	Level 1	Level 2	Level 3	Recorded Value
Financial Assets:
Money markets (included in cash and cash equivalents)	$20,076	$—	$—	$20,076

Financial Liabilities:
Stock purchase warrants	$—	$—	$258	$258

Prior to the IPO, the Company estimated the fair value of its warrants to purchase preferred stock using an option pricing model that included three valuation scenarios, a non-IPO scenario and two IPO scenarios. Under the IPO scenarios, the Company calculated the value of the warrant based on a call option of the common share at IPO (assuming the underlying preferred stock would convert to common stock) given the time to exit and the term of the warrants stipulated in the contract. The Company then applied a discount for lack of marketability. Changes in the fair value of the stock purchase warrants were recorded in other income (expense), net in the statements of operations. Subsequent to the IPO, the Company used the Black-Scholes option pricing model to estimate the fair value of the remaining warrants. The estimates in the Black-Scholes option pricing model are based, in part, on assumptions, including but not limited to the volatility of comparable public companies, the expected life of the warrants, the risk-free interest rate and the fair value of the underlying warrants. The following table summarizes the changes in fair value of the Level 3 liability, stock purchase warrants (in thousands):

	Level 3 Liabilities
	Nine Months Ended September 30,	Year Ended December 31,
	2016	2015
Stock purchase warrants
Balance at beginning of period	$258	$42
Issuance of stock purchase warrants	—	164
Exercise of stock purchase warrants	(23)	—
Net increase in fair value remeasurement	16	52

Balance at end of period	$251	$258

15. Fair value measurements

The Company records certain financial assets and liabilities at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures, on fair value measurements. As defined in the guidance, fair value, defined as an exit price, represents the amount that would be received to sell an asset or pay to transfer a liability in an orderly transaction between market participants. As a result, fair value is a market-based approach that should be determined based on assumptions that market participants would use in pricing an asset or a liability. As a basis for considering these assumptions, the guidance defines a three-tier value hierarchy that prioritizes the inputs used in the valuation methodologies in measuring fair value.

•	Level 1—Unadjusted quoted prices in active, accessible markets for identical assets or liabilities.
•	Level 2—Other inputs that are directly or indirectly observable in the marketplace.
•	Level 3—Unobservable inputs that are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company’s material financial instruments at December 31, 2014 and 2015 consisted primarily of cash and cash equivalents, long-term debt and stock purchase warrant liabilities. The fair value of cash and cash equivalents, other current assets and accounts payable approximate their respective carrying values due to the short term nature of these instruments. The fair value of long-term debt approximates the carrying value due to variable interest rates that correspond to market rates. The Company has determined its stock purchase warrants liability to be a Level 3 fair value measurement.

There were no significant transfers between Levels 1, 2 and 3 during the years ended December 31, 2014 and 2015.

The following tables summarize the fair value of financial assets and liabilities that are measured at fair value and the classification by level of input within the fair value hierarchy (in thousands):

	December 31, 2014
	Level 1	Level 2	Level 3	Recorded Value

Financial Assets:
Money markets (included in cash and cash equivalents)	$7,951	$—	$—	$7,951

Financial Liabilities:
Stock purchase warrants	$—	$—	$42	$42

	December 31, 2015
	Level 1	Level 2	Level 3	Recorded Value

Financial Assets:
Money markets (included in cash and cash equivalents)	$20,076	$—	$—	$20,076

Financial Liabilities:
Stock purchase warrants	$—	$—	$258	$258

The determination of the fair value of the stock purchase warrants is discussed in Note 10. Changes in the fair value of the stock purchase warrants are recorded in other income (expense), net in the statements of operations. The following table summarizes the changes in fair value of the Level 3 liability, stock purchase warrants (in thousands):

	Level 3 Liabilities
	Year Ended December 31,
	2014	2015

Stock purchase warrants
Balance at beginning of period	$24	$42
Issuance of stock purchase warrants	—	164
Net increase (decrease) in fair value remeasurement	18	52

Balance at period end of period	$42	$258